Inventories (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Ore stockpiles		$ 62.5	$ 100.7
Materials contained on heap leach pads		109.0	109.0
Gold in-process		29.7	38.5
Consumable stores		241.3	273.2
Inventories		442.5	521.4
Current assets		294.4	373.3
Long-term assets	[1]	148.1	148.1
Inventories		$ 442.5	$ 521.4

[1]	This amount relates to materials contained on heap leach pads and ore stockpiles that will only be processed at the end of life of mine.